SUPPLEMENTAL CASH FLOW DISCLOSURES	6 Months Ended
Jun. 30, 2022
Supplemental Cash Flow Disclosures
SUPPLEMENTAL CASH FLOW DISCLOSURES

21. SUPPLEMENTAL CASH FLOW DISCLOSURES

During the period ended June 30, 2022:

-	The Company recorded a change in fair value of investments of $60,724 to other comprehensive loss.

During the year ended December 31, 2021:

-	The Company issued 15,000 common shares in lieu of cash.
-	The Company issued 1,200,000 units for the acquisition of Vital Intelligence. Each unit is comprised of one common share and one warrant. These warrants have an exercise price of $13.35 per warrant, each convert to one common share, and have a life of two years.
-	The Company issued 356,901 common shares in lieu of cash.
-	The Company recorded a change in fair value of investments of $332,640 to other comprehensive loss.